UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1444

                               Value Equity Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Tax Advantaged Dividend Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares             Value ($)
                                                                                     -----------------------------------
Common Stocks 91.0%
Consumer Discretionary 5.5%
Hotels Restaurants & Leisure 1.3%
Regal Entertainment Group "A"                                                               97,300            1,974,217
                                                                                                            -----------
Household Durables 1.0%
The Stanley Works                                                                           35,645            1,533,804
                                                                                                            -----------
Multiline Retail 2.6%
Family Dollar Stores, Inc.                                                                  92,100            2,484,858
May Department Stores Co.                                                                   38,500            1,350,580
                                                                                                            -----------
                                                                                                              3,835,438

Specialty Retail 0.6%
Limited Brands, Inc.                                                                        43,659              946,964
                                                                                                            -----------
Consumer Staples 6.0%
Food Products 2.7%
General Mills, Inc.                                                                         35,100            1,733,940
Unilever NV (New York Shares)                                                               36,500            2,351,695
                                                                                                            -----------
                                                                                                              4,085,635

Tobacco 3.3%
Altria Group, Inc.                                                                          76,919            4,998,966
                                                                                                            -----------
Energy 8.0%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                          21,300            1,994,745
BP PLC (ADR)                                                                                28,595            1,741,436
ChevronTexaco Corp.                                                                         44,740            2,326,480
ConocoPhillips                                                                              12,937            1,356,444
ExxonMobil Corp.                                                                            83,139            4,741,417
                                                                                                            -----------
                                                                                                             12,160,522

Financials 31.2%
Banks 17.2%
AmSouth Bancorp.                                                                           101,489            2,671,191
Bank of America Corp.                                                                      124,904            5,625,676
BB&T Corp.                                                                                  48,630            1,906,782
KeyCorp.                                                                                    46,990            1,558,188
New York Community Bancorp., Inc.                                                          116,700            2,065,590
North Fork Bancorp., Inc.                                                                   85,040            2,393,876
PNC Financial Services Group                                                                57,742            3,073,607
SunTrust Banks, Inc.                                                                        17,419            1,268,626
Wachovia Corp.                                                                              40,100            2,052,318
Washington Mutual, Inc.                                                                     84,800            3,503,936
                                                                                                            -----------
                                                                                                             26,119,790

Capital Markets 2.6%
Morgan Stanley                                                                              74,200            3,904,404
                                                                                                            -----------
Diversified Financial Services 5.9%
Citigroup, Inc.                                                                            110,533            5,190,630
JPMorgan Chase & Co.                                                                       107,752            3,824,118
                                                                                                            -----------
                                                                                                              9,014,748

Insurance 1.1%
Montpelier Re Holdings Ltd.                                                                 50,600            1,679,414
                                                                                                            -----------
Real Estate 4.4%
American Financial Realty Trust (REIT)                                                      94,200            1,444,086
Host Marriott Corp. (REIT)                                                                 122,700            2,063,814
Liberty Property Trust (REIT)                                                               34,900            1,390,067
Ventas, Inc. (REIT)                                                                         63,600            1,715,928
                                                                                                            -----------
                                                                                                              6,613,895

Health Care 9.1%
Health Care Equipment & Supplies 3.1%
Baxter International, Inc.                                                                 124,107            4,604,370
                                                                                                            -----------
Pharmaceuticals 6.0%
Abbott Laboratories                                                                         35,979            1,768,728
Bristol-Myers Squibb Co.                                                                   124,046            3,225,196
Merck & Co., Inc.                                                                           36,530            1,238,367
Pfizer, Inc.                                                                                42,700            1,160,159
Wyeth                                                                                       39,060            1,755,356
                                                                                                            -----------
                                                                                                              9,147,806

Industrials 6.7%
Aerospace & Defense 2.2%
Honeywell International, Inc.                                                               92,959            3,324,214
                                                                                                            -----------
Commercial Services & Supplies 0.9%
Deluxe Corp.                                                                                35,400            1,413,522
                                                                                                            -----------
Electrical Equipment 0.7%
Emerson Electric Co.                                                                        16,186            1,014,376
                                                                                                            -----------
Industrial Conglomerates 2.9%
General Electric Co.                                                                        97,918            3,544,632
Textron, Inc.                                                                               12,109              912,413
                                                                                                            -----------
                                                                                                              4,457,045

Information Technology 8.8%
Communications Equipment 2.2%
Nokia Oyj (ADR)                                                                            206,700            3,303,066
                                                                                                            -----------
Computers & Peripherals 1.4%
Hewlett-Packard Co.                                                                        104,548            2,140,097
                                                                                                            -----------
IT Consulting & Services 1.2%
Automatic Data Processing, Inc.                                                             23,800            1,033,872
Unisys Corp.*                                                                              127,900              830,071
                                                                                                            -----------
                                                                                                              1,863,943

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.                                                                                 67,983            1,598,960
Texas Instruments, Inc.                                                                     68,484            1,709,361
                                                                                                            -----------
                                                                                                              3,308,321

Software 1.8%
Microsoft Corp.                                                                            106,400            2,691,920
                                                                                                            -----------
Materials 4.8%
Chemicals 2.3%
Dow Chemical Co.                                                                            46,705            2,145,161
PPG Industries, Inc.                                                                        19,815            1,338,503
                                                                                                            -----------
                                                                                                              3,483,664

Containers & Packaging 1.8%
Packaging Corp. of America                                                                  85,200            1,907,628
Sonoco Products Co.                                                                         32,048              868,180
                                                                                                            -----------
                                                                                                              2,775,808

Paper & Forest Products 0.7%
MeadWestvaco Corp.                                                                          34,315            1,010,577
                                                                                                            -----------
Telecommunication Services 3.6%
Diversified Telecommunication Services
BellSouth Corp.                                                                             39,300            1,041,057
Citizens Communications Co.                                                                199,400            2,542,350
Verizon Communications, Inc.                                                                51,200            1,832,960
                                                                                                            -----------
                                                                                                              5,416,367

Utilities 7.3%
Electric Utilities
Ameren Corp.                                                                                31,300            1,618,210
American Electric Power Co.                                                                 54,353            1,914,313
DTE Energy Co.                                                                              38,879            1,786,490
FPL Group, Inc.                                                                             52,618            2,147,867
Progress Energy, Inc.                                                                       37,700            1,583,023
Southern Co.                                                                                62,516            2,059,902
                                                                                                            -----------
                                                                                                             11,109,805


Total Common Stocks (Cost $131,884,897)                                                                     137,932,698
                                                                                                            -----------
Open End Investment Companies 7.4%
Scudder Fixed Income Fund (b)                                                              515,919            5,649,315
Scudder High Income Fund  (b)                                                            1,030,866            5,515,133
                                                                                                            -----------
Total Open End Investment Companies (Cost $11,400,267)                                                       11,164,448


Cash Equivalents 1.8%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $2,745,570)                                                                        2,745,570            2,745,570
                                                                                                            -----------

                                                                                            % of
                                                                                          Net Assets           Value ($)
                                                                                          ----------           ---------

Total Investment Portfolio  (Cost $146,030,734)                                              100.2          151,842,716
Other Assets and Liabilities, Net                                                             -0.2             -325,806
                                                                                                            -----------
Net Assets                                                                                   100.0          151,516,910
                                                                                                            ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Fixed Income Fund and Scudder High Income Fund are managed by Deutsche Asset Management, Inc.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax Advantaged Dividend Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax Advantaged Dividend Growth Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005